SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Equity Sector Strategy Fund
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectus.
David Bianco, CFA, Chief Investment Officer Americas. Portfolio Manager of the fund. Began managing the fund in 2021.
Di Kumble, CFA, Senior Portfolio Manager Equity. Portfolio Manager of the fund. Began managing the fund in 2021.
Hiten Shah, Portfolio Manager Equity. Portfolio Manager of the fund. Began managing the fund in 2023.
John Moody, Portfolio Manager Equity. Portfolio Manager of the fund. Began managing the fund in 2023.
The following information replaces the existing similar disclosure contained under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectus.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
David Bianco, CFA, Chief Investment Officer Americas. Portfolio Manager of the fund. Began managing the fund in 2021.
◾
Rejoined DWS in 2012 with 15 years of industry experience; previously worked as Chief US Equity Strategist at Deutsche Bank and, before rejoining, at BofA Merrill Lynch and at UBS, as the Valuation & Accounting Strategist at UBS, a Quantitative Strategist at Deutsche Bank and an industry equity analyst at Deutsche Bank, Credit Suisse and at NatWest Markets.
◾
Chief Investment Strategist and Head of US Active Equity Management: New York.
◾
BS in Economics, University of Pennsylvania.
Di Kumble, CFA, Senior Portfolio Manager Equity. Portfolio Manager of the fund. Began managing the fund in 2021.
◾
Joined DWS in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.
◾
Senior Portfolio Manager, Head of Tax Managed Equities: New York.
◾
BS, Beijing University; PhD in Chemistry, Princeton University.
Hiten Shah, Portfolio Manager Equity. Portfolio Manager of the fund. Began managing the fund in 2023.
◾
Joined DWS in 2017 with 19 years of industry experience; previously, Senior Consultant at the firm with responsibility for the implementation of BlackRock's Aladdin platform in the US; Portfolio Manager for multi-asset portable alpha strategies at Oppenheimer Funds; Portfolio Manager for global macro and fixed income at various companies, including True North Partners, HSBC, Societe General and GE; and Analyst, Metlife Investments.
◾
Portfolio Manager for Quantitative Equity: New York.
◾
BA in Economics, Rutgers University.
John Moody, Portfolio Manager Equity. Portfolio Manager of the fund. Began managing the fund in 2023.
◾
Joined DWS in 1998. Prior to his current role, served as a Business Manager for Active Equity. Previously, he was a Portfolio Analyst for EAFE, Global and Technology Funds and an Investment Accountant for International Funds. He began his career as a Client Service Associate for the International Institutional Equity Group.
◾
Portfolio Analyst/Portfolio Manager: New York.
◾
BS in Business Management, Fairfield University.
Please Retain This Supplement for Future Reference
April 25, 2023
PROSTKR23-29